Capital Stock (Details Textual) - USD ($)					1 Months Ended						12 Months Ended
	Sep. 10, 2019	Jun. 29, 2019	Jan. 16, 2019	May 14, 2018	Jul. 02, 2019	Jun. 28, 2019	Dec. 21, 2018	Jun. 30, 2018	Mar. 31, 2018	Feb. 13, 2017	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Capital Stock (Textual)
Preferred stock, par value											$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized											50,000,000	50,000,000	50,000,000
Preferred stock, outstanding
Common stock, par value											$ 0.001	$ 0.001	$ 0.001
Common stock, authorized											90,000,000	90,000,000	90,000,000
Conversion of restricted stock, description										All of Aircom’s 5,513,334 restricted shares were converted to 2,055,947 shares of Aerkomm’s restricted stock at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1).
Issuance of common shares	269,647				23,972
Common stock for gross proceeds	$ 11,459,998
Common stock for net proceeds	$ 10,715,758										$ 10,810,688	$ 41,318,899
Common stock price per shares				$ 8.5
Warrant installment payment, description		The Company settled with the service provider to cancel all warrants amounting to $176,667 with $75,000 in three installments payable on July 3, August 1, and September 1, 2019 and all three installments were paid on schedule.
Reverse split			1-for-5	1 to 5
Defer accrued fees					$ 94,930
Common stock [Member]
Capital Stock (Textual)
Unvested per shares of restricted stock repurchased and cancelled							$ 0.0067
Issuance of common shares											293,619	1,059,666
Common stock for net proceeds											$ 294	$ 1,060
Stock warrants, description								The Company issued 8,000 and 2,000 shares of its common stock for the aggregate amount of $199,500 to Integra Consulting Group LLC ("Integra") and Anthony D. Altavilla, principal of Integra, respectively, according to the Consulting Agreement signed on November 15, 2017 between the Company and Integra.
Unvested shares of restricted stock adjustment							104,413
Warrant [Member]
Capital Stock (Textual)
Conversion of restricted stock, description											The warrants allow the service provider to purchase a number of shares of Aerkomm common stock equal to the service fee value divided by 85% of the share price paid by investors for Aerkomm's common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.05 per share.
Minimum shares to be issued under public offering						4,891
Additional stock warrants exercisable											$ 0	$ 56,667
Boustead Securities, LLC [Member]
Capital Stock (Textual)
Minimum shares to be issued under public offering				117,647
Maximum shares to be sold under public offering				1,411,782
Boustead Securities, LLC [Member] | Warrant [Member]
Capital Stock (Textual)
Stock warrants, description											The Company's shares equal to 6% of the gross proceeds of the public offering, which shall be exercisable, in whole or in part, commencing on April 13, 2018 and expiring on the five-year anniversary at an initial exercise price of $53.125 per share, which is equal to 125% of the offering price paid by investors. As of March 31, 2020, December 31, 2019 and 2018, the Company issued warrants to Boustead to purchase 77,680, 77,680 and 61,498 shares, respectively, of the Company's stock and the total warrant value were $128,700 (unaudited), $194,900 and $193,700, respectively. For the three months ended March 31, 2020 and 2019, the Company recorded decrease of $66,200 (unaudited) and $68,200 (unaudited) in additional paid-in capital and for the year ended December 31, 2019, the Company recorded $1,200 of increase in the additional paid-in capital as the adjustments for the issuance costs of these stock warrants.
Private Placement [Member]
Capital Stock (Textual)
Issuance of common shares									24,666
Common stock price per shares									$ 28.00
Subscribed capital									$ 75,040
Share aggregate value									$ 690,648
IPO [Member]
Capital Stock (Textual)
Issuance of common shares												1,025,000
Common stock for gross proceeds												$ 43,560,894
Common stock for net proceeds												$ 40,503,791
Common stock price per shares				$ 42.50
IPO [Member] | Minimum [Member]
Capital Stock (Textual)
Underwriting discounts, for gross proceeds				$ 5,000,000
IPO [Member] | Maximum [Member]
Capital Stock (Textual)
Underwriting discounts, for gross proceeds				$ 60,000,000